Document and Entity Information (CAD)	12 Months Ended
	Dec. 31, 2012	Apr. 23, 2013
Document And Entity Information
Entity Registrant Name	RUSH EXPLORATION INC.
Entity Central Index Key	0001301574
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float		0
Entity Common Stock, Shares Outstanding		86,266,152
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

BALANCE SHEETS (CAD)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	10,845	8,097
GST receivable	147	1,131
Total current assets	10,992	9,228
Total assets	10,992	9,228
Current
Accounts payable and accrued liabilities	20,805	30,207
Bridge loan payable to related party	20,655	20,255
Total liabilities	41,460	50,462
Commitments and Contingencies (None)
Stockholders' equity
Preferred stock, unlimited shares authorized, without par value	0	0
Common stock, unlimited shares authorized, Issued: 86,266,152 (2011 - 266,152) common shares (Note 5)	0	0
Additional Paid-In Capital	1,089,341	1,002,352
Deficit accumulated during the exploration stage	(1,119,809)	(1,043,586)
Total stockholders' equity	(30,468)	(41,234)
Total liabilities and stockholders' equity	10,992	9,228

BALANCE SHEETS (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common stock, shares issued	86,266,152	266,152
Common stock, shares outstanding	86,266,152	266,152

STATEMENTS OF LOSS (CAD)	12 Months Ended			113 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Expenses
Mineral property acquisition and exploration expenditures	51,425	0	0	524,749
Office and sundry	1,538	5,948	4,291	96,805
Rent	0	0	0	13,480
Professional fees	22,524	34,425	24,004	355,726
Transfer agent fees	784	1,168	78	6,705
Director fees	0	0	0	20,087
Loss on bridge loan conversion	0	0	0	51,210
Stock-based compensation	0	0	0	71,000
Total expenses	(76,271)	(41,541)	(28,373)	(1,139,762)
Interest income	0	0	0	12,476
Interest expense	(400)	(255)	0	(2,418)
Foreign exchange gain (loss)	447	(35)	(418)	9,894
Net loss for the year	(76,223)	(41,831)	(28,791)	(1,119,809)
Loss per share - basic and diluted	0	(0.16)	(0.07)
Weighted average shares outstanding	46,249,759	266,152	400,715

STATEMENTS OF CASH FLOWS (CAD)	12 Months Ended			113 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Net loss for the year	(76,223)	(41,831)	(28,791)	(1,119,809)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on bridge loan conversion	0	0	0	51,210
Common stock issued for mineral property acquisition and exploration	51,425	0	0	51,425
Stock-based compensation	0	239	5,628	71,000
Change in GST receivables	984	0	1,000	(147)
Change in prepaid expenses	0	0	0	0
Change in accounts payable and accrued liabilities	(9,402)	10,578	(4,007)	20,805
Interest on bridge loan	400	255	0	2,673
Net cash provided by (used in) operating activities	(32,816)	(30,759)	(26,170)	(922,843)
Cash flow from investing activity
Reclamation deposit	0	0	3,367	0
Net cash provided by investing activities	0	0	3,367	0
Cash flows from financing activities
Issuances of common stock and units	35,564	0	0	842,549
Proceeds from bridge loans	0	20,000	0	91,139
Net cash provided by financing activities	35,564	20,000	0	933,688
Increase (decrease) in cash and cash equivalents	2,748	(10,579)	(22,803)	10,845
Cash and cash equivalents, beginning of year	8,097	18,856	41,659
Cash and cash equivalents, end of year	10,845	8,097	18,856	10,845
Supplemental information
Interest paid	0	0	0	0
Income taxes paid	0	0	0	0
Non-cash investing and financing activities
Conversion of bridge loan principal and interest to equity	0	0	0	73,157

STOCKHOLDERS' EQUITY (DEFICIT) (CAD)	Common Stock	Deficit Accumulated Exploration Stage	Additional Paid-In Capital	Total
Beginning balance, amount at Aug. 07, 2003	0	0	0	0
Beginning balance, shares at Aug. 07, 2003	300,000
Common stock issued, shares	95,000
Common stock issued, amount			95,000	95,000
Net income (loss) for the year		(14,261)		(14,261)
Ending balance, amount at Dec. 31, 2003		(14,261)	95,000	80,739
Ending balance, shares at Dec. 31, 2003	395,000
Common stock issued, shares	574
Common stock issued, amount			5,735	5,735
Net income (loss) for the year		(88,541)		(88,541)
Ending balance, amount at Dec. 31, 2004		(102,802)	100,735	(2,067)
Ending balance, shares at Dec. 31, 2004	395,574
Stock-based compensation			35,145	35,145
Net income (loss) for the year		(102,996)		(102,996)
Ending balance, amount at Dec. 31, 2005		(205,798)	135,880	(69,918)
Beginning balance, shares at Dec. 31, 2005	395,574
Conversion of bridge loans to equity, shares	7,316
Conversion of bridge loans to equity, amount			124,367	124,367
Common stock issued, shares	11,000
Common stock issued, amount			550,000	550,000
Issuance of shares upon the exercise of stock options, shares	2,250
Issuance of shares upon the exercise of stock options, amount			56,250	56,250
Stock-based compensation			27,039	27,039
Net income (loss) for the year		(328,650)		(328,650)
Ending balance, amount at Dec. 31, 2006		(534,448)	893,536	359,088
Ending balance, shares at Dec. 31, 2006	416,139
Stock-based compensation			6,725	6,725
Net income (loss) for the year		(311,873)		(311,873)
Ending balance, amount at Dec. 31, 2007		(846,321)	900,261	53,940
Ending balance, shares at Dec. 31, 2007	416,139
Stock-based compensation			2,091	2,091
Net income (loss) for the year		99,506		99,506
Ending balance, amount at Dec. 31, 2008		(746,815)	902,352	155,537
Beginning balance, shares at Dec. 31, 2008	416,139
Issuance of shares upon the exercise of warrants, shares	10,000
Issuance of shares upon the exercise of warrants, amount			100,000	100,000
Net income (loss) for the year		(226,149)		(268,316)
Ending balance, amount at Dec. 31, 2009		(972,964)	1,002,352	29,388
Ending balance, shares at Dec. 31, 2009	426,139
Stock-based compensation				0
Share cancellation	(160,000)
Net income (loss) for the year		(28,791)		(28,791)
Ending balance, amount at Dec. 31, 2010		(1,001,755)	1,002,352	597
Ending balance, shares at Dec. 31, 2010	266,139
Stock-based compensation				0
Shares issued in reverse split	13
Net income (loss) for the year		(41,831)		(41,831)
Ending balance, amount at Dec. 31, 2011		(1,043,586)	1,002,352	(41,234)
Ending balance, shares at Dec. 31, 2011	266,152
Common stock issued, shares	36,000,000
Common stock issued, amount			35,564	35,564
Stock-based compensation				0
Shares issued to acquire property Interest, shares	50,000,000
Shares issued to acquire property Interest, amount			51,425	51,425
Net income (loss) for the year		(76,223)		(76,223)
Ending balance, amount at Dec. 31, 2012		(1,119,809)	1,089,341	(30,468)
Ending balance, shares at Dec. 31, 2012	86,266,152

1. OPERATIONS	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. OPERATIONS

Organization

The Company was incorporated in Canada under the laws of the Canadian Business Corporations Act on August 8, 2003.We are a natural resource exploration Company in the exploration stage with an objective of acquiring, exploring, and, if warranted and feasible, developing natural resource properties. Natural resource exploration and development requires significant capital and our assets and resources are limited. Therefore, we participate in the natural resource industry through the optioning of natural resource exploration and development projects. Refer to the “Mineral Property Interests” Note below for more detail regarding property interests.

Ability to Continue as a Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. This contemplates that assets will be realized and liabilities and commitments satisfied in the normal course of business.

As shown in the accompanying financial statements, the Company has incurred cumulative losses of $1,119,809 for the period from August 8, 2003 (inception) to December 31, 2012 and has no source of revenue. The future of the Company is dependent upon its ability to obtain financing and upon future acquisition, exploration and development of profitable operations from mineral properties. Management has plans to seek additional capital through a private placement and public offering of its common stock. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. We anticipate that we will require up to approximately $345,000 to fund exploration activities for the next twelve months. We expect to continue to finance exploration costs through the sale of equity. Although there are no assurances that management’s plans will be realized, management believes that the Company will be able to continue operations in the future. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

2. SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements of the Company have been prepared in accordance with Generally Accepted Accounting Principles of the United States. All figures are reported in Canadian dollars. The significant accounting policies are summarized as follows:

a) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity of 90 days or less to be cash equivalents. As at December 31, 2012 and 2011, the Company did not have any cash equivalent balances.

b) GST Receivable

The Company’s receivables arise from the general sales tax (“GST”) receivable due from Canadian government taxation authorities. GST receivable represents tax credits available to the Company when it pays GST tax on expenditures for normal operations. As of December 31, 2012, the Company had a GST tax receivable of $147 ($1,131 – 2011)

c) Mineral Property Payments and Exploration Costs

Exploration costs are expensed as incurred. Development costs are charged to the statement of loss until it has been established that a mineral deposit is commercially mineable and a production decision has been made by the Company to formulate a mining plan and develop a mine, at which point the costs subsequently incurred to develop the mine on the property prior to the start of mining operations are capitalized.

Mineral property acquisition costs are charged to the statement of loss until the viability of the mineral interest is determined. Reductions in the carrying value of a property would be recorded to the extent that the total carrying value of the mineral property exceeds its estimated fair value.

Where the Company has entered into option agreements for the acquisition of an interest in mineral properties which provides for periodic payments, amounts unpaid are not recorded as a liability since they are paid entirely at the Company’s option.

To December 31, 2012, all exploration and option payments have been charged to the statement of loss in accordance with the Company’s accounting policies.

d) Use of Estimates

The preparation of financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period. Actual results could differ from these estimates.

e) Foreign Currency Transactions

The Company’s functional currency is the Canadian dollar. Transactions in foreign currency, related to revenue and expenses, are translated into Canadian dollars at the transaction date exchange rate.

Gains and losses on foreign exchange are included in the Statement of Loss.

f) Stock-based compensation

The Company maintains a stock option plan described in Note 5 under which it may grant stock options to employees, non-employee directors and consultants. The Company measures compensation cost for stock options issued under the plan at fair value and recognizes it as compensation expense over the service period for awards expected to vest. Share-based compensation expense is recognized for all share-based payment awards, net of an estimated forfeiture rate. Compensation cost is only recognized for those shares expected to vest on a straight-line basis over the requisite service period of the award.

Determining the appropriate fair value model and calculating the fair value of share-based payment awards requires subjective assumptions, including the expected life of the share-based payment awards and stock price volatility. The Company utilizes the Black-Scholes options pricing model to value stock options granted under its stock option plan. In this model, the assumptions utilized relate to stock price volatility, stock option term, dividend yield rate, and forfeiture rates that are based on historical factors as well as management's judgment.

g) Loss per Share

The basic loss per share is calculated by dividing income available to common stockholders by the weighted average aggregate number of common shares outstanding during each period. The Company follows the “Treasury Stock Method” in calculating the diluted loss per common share. Under this method, any proceeds from the exercise of options and warrants are assumed to be used to purchase common shares at the average market price during the period. Common equivalent shares (consisting of shares issuable on the exercise of common stock options and warrants) totaling 226,884 for 2012, 311,884 in 2011 and 312,384 in 2010 respectively were not included in the computation of loss per share because the effect was anti-dilutive.

h) Income Taxes

Future income taxes relate to the expected future tax consequences of differences between the carrying amount of balance sheet items and their corresponding tax values. Future tax assets are recognized only to the extent that, in the opinion of management, it is more likely than not that the net future income tax assets will be realized. Future income tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment or substantive enactment.

The Company evaluates its uncertain income tax positions and may record a liability for any unrecognized tax benefits resulting from uncertain tax positions and may record a liability for any unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in an income tax return. Estimated interest and penalties related to unrecognized tax benefits, if any, are recorded as a component of income tax expense on the statements of loss. No liability has been recorded for uncertain tax positions, or related interest or penalties as of December 31, 2012 and 2011. The Company's Canadian tax returns are open to examination by taxing authorities for the last four years

i) Fair value of financial instruments and risks

The carrying value of cash and cash equivalents, GST receivables, accounts payable and accrued expenses approximates fair value due to the short-term nature of these financial instruments. The fair value of bridge loan payable is not determinable based on the related party nature of the debt.

Liquidity Risk

Liquidity risk is the risk that the Company is not able to meet its financial obligations as they fall due. The Company manages liquidity by maintaining its cash and cash equivalent balances available to meet its anticipated operational needs. At December 31, 2012, the Company had a cash and cash equivalent balance of $10,846 (2011 – $8,097) and current liabilities of $20,805 (2011 – $30,207) and a bridge loan from a related party for $20,655, which includes accrued interest. The Company believes that these sources will not be sufficient to cover the expected short- term cash requirements. Additionally, management anticipates that it will require up to approximately $345 ,000 to fund our continued operations for the next twelve months. We expect to continue to finance operations through the sale of equity.

Foreign Currency Risk

Financial assets and liabilities denominated in currencies other than the Canadian dollar are as follows:

	Financial Assets		Financial Liabilities
	2012	2011	2012	2011

U.S. dollar	$–	$770	$9,973	$–

j) Recently Released Accounting Pronouncements

The Company does not believe that there are any new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

3. MINERAL PROPERTY INTERESTS	12 Months Ended
Dec. 31, 2012
Extractive Industries [Abstract]
3. MINERAL PROPERTY INTERESTS

In accordance with the Company’s accounting policy, all mineral acquisition and exploration expenditures were expensed as incurred. The following tables list the cumulative mineral property acquisition and exploration expenditures incurred on the Company’s properties to December 31, 2012.

On July 15, 2009, the Company entered into a Property Option Agreement with a third party giving the Company the exclusive right and option to acquire a 100% interest in a mineral exploration permit covering the Mammoth property located in Prince George, BC. In addition, the Company is subject to a 2% net smelter return royalty to the optionor upon production. On December 2, 2012 the Company terminated the Property Option Agreement for the Mammoth property. The Company had made the initial option payment of $60,000 and incurred approximately $70,000 in exploration expenditures on the property prior to termination. The Company has no further rights or obligations regarding the property following the termination.

Effective May 26, 2012, Rush Exploration Inc. (the “Company”) executed a Property Option Agreement (the “Agreement”), with Knight Resources (the “Optionor”) granting the Company the exclusive option to an undivided right, title and interest in the Mudersbach Property (the “Property”) located in the Plomosa Mountain Range, La Paz County, Arizona (the “Property”). Simultaneous with the execution and delivery of the Agreement, the Company issued Fifty Million (50,000,000) Shares of its fully paid and non-assessable Restricted Common Stock. The value of the common stock was $0.001 (USD) per share as reflected by the proceeds from the sale of 36,000,000 common shares that completed at substantially the same time. In order to earn a 100% interest in the Property, the Company must pay the Optionor and incur expenditures relating to exploration and mining operations in accordance with the schedule below.

Date	Cash Payments	Expenditures
	CDN	CDN
On or before May 26, 2013	$20,000	$100,000
On or before May 26, 2014	$20,000	$100,000
On or before May 26, 2015	$40,000	$200,000
On or before May 26, 2016	$60,000	$300,000
On or before May 26, 2017	$60,000	$300,000

The Optionor retains a 3% royalty of the aggregate proceeds received by the Company from any smelter or other purchaser of any ores, concentrates, metals or other material of commercial value produced from the property, minus the cost of transportation of the ores, concentrates or metals, including related insurance, and smelting and refining charges, including penalties.

4. LOAN PAYABLE TO RELATED PARTY	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
4. LOAN PAYABLE TO RELATED PARTY

On May 9, 2011, the Company entered into a $20,000 Note Agreement with a former  related party by a common director. The loan bears interest at the Bank of Canada Prime Rate plus 1%. The Company may repay the entire loan including the outstanding interest at any time by advising the lender of such intent to repay 15 days prior to the anticipated date of repayment. The Company recognized $400 in interest expense on the loan for the year ended December 31, 2012.

5. SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
5. SHARE CAPITAL

a) Common Shares

During the period from inception (August 8, 2003) to December 31, 2012, the Company had the following transactions:

On inception date, the Company issued 300,000 shares to the Company’s founders for nil consideration. The Company holds an irrevocable right to repurchase all or a portion of these shares for a price of $1.00 per share.

In October 2003, the Company issued 95,000 units at $1.00 per unit. Each unit consisted of one common share and three stock purchase warrants. There was one Class A warrant exercisable at $10.00 per share until October 30, 2008, one Class B warrant exercisable at $146.00 per share until October 30, 2009 and one Class C warrant exercisable at $152.00 per share until October 30, 2010. Originally, all of the warrants were to have vested on October 30, 2006. By way of letter agreements with each individual warrant holder the Company and each respective warrant holder agreed to extend the vesting dates of these warrants. The warrant vesting provisions were extended from October 30, 2006 to October 30, 2007 with respect to the Class A Warrants, to April 30, 2008 with respect to the Class B Warrants and to October 30, 2008 with respect to the Class C Warrants. All other terms of the Warrant agreements remained unchanged.

Pursuant to new letter agreements dated February 28, 2008 with each respective warrant holder, the warrant vesting dates were further extended from April 30, 2008 to April 30, 2009 with respect to the Class B Warrants and from October 30, 2008 to October 30, 2009 with respect to the Class C Warrants. In addition, the warrant expiration dates were extended from October 30, 2009 to October 30, 2010 with respect to the Class B Warrants and from October 30, 2010 to October 30, 2011 with respect to the Class C Warrants. The terms of the Class A Warrants were not changed and all other terms remain unchanged.

Pursuant to new letter agreements dated September 30, 2008 with each respective warrant holder, the warrant vesting dates were further extended from April 30, 2009 to April 30, 2010 with respect to the Class B Warrants and from October 30, 2009 to October 30, 2010 with respect to the Class C Warrants. In addition, the warrant expiration dates were further extended from October 30, 2008 to October 30, 2010 with respect to the Class A Warrants and from October 30, 2010 to October 30, 2011 with respect to the Class B Warrants and from October 30, 2011 to October 30, 2012 with respect to the Class C Warrants.

On May 13, 2010 pursuant to new letter agreements with certain warrant holders, the warrant vesting date was further extended for Class B Warrants from April 30, 2010 to April 30, 2011 and Class C Warrants were extended from October 30, 2010 to October 30, 2011. In addition, the warrant expiration date has been extended for Class A Warrants from October 30, 2010 to October 30, 2012; for Class B Warrants from October 30, 2011 to October 30, 2013; and Class C Warrants from October 30, 2012.

On May 13, 2010 pursuant to new letter agreements with certain warrant holders, the warrant expiration date was extended from January 27, 2011 to January 27, 2013 with respect to the Class A Warrants and from January 27, 2012 to January 27, 2014 with respect to the Class B Warrants.

In January 2004, the Company issued 574 common shares in a private placement for gross proceeds of $5,735.

In June 2006, the Company issued 110,000 units at $50.00 per unit for a total offering price of $550,000. Each unit consisted of one common share, one Class A warrant exercisable at $100.00 per share until June 16, 2014, and one Class B Warrant exercisable at $150.00 per share until June 16, 2015. All of the warrants vest June 16, 2008.

On May 12, 2011 by way of new letter agreements with certain respective Warrant holders, the time of the warrant commencement date were extended from June 16, 2011 to June 16, 2014 with respect to the Class A Warrants; and from June 16, 2012 to June 16, 2015 with respect to the Class B Warrants. The Company did not record any additional expense associated with the extension as the warrants, when issued, were originally classified as equity. The Company determined there was no material financial statement impact of the extension. Accordingly, no additional warrant expense has been recorded for the year ended December 31, 2011.

The Company calculated and allocated the fair values of $40,370 and $55,330 to Class A and Class B warrants respectively using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	4.26 to 4.29%
Dividend yield	Nil
Expected volatility	95 to 107%
Expected life of the warrants (in years)	5 to 6

In October 2009, 10,000 common shares were issued on the exercise of warrants for proceeds of $100,000.

In September 2011, shareholders approved a 100:1 reverse split. Fractional shares were rounded up to the next whole share, which resulted in 13 additional shares being issued as part of the reverse split. Pre-split the Company had approximately 26,613,920 shares outstanding compared to 266,152 share outstanding post-split.

In May 2012, the Company issued 50 million common shares in consideration for a Property Option Agreement. In addition to the issuance of shares the Company agreed to make certain annual cash payments to the property owners along with exploration expenditures in order to earn a 100% interest in the property, subject to a net smelter royalty of 3%.

In May 2012 , the Company closed a private placement for the issuance of 36 million common shares at $0.001 per share for total offering proceeds of $35,564.

b) Stock Options

On June 16, 2005, the stockholders of the Company approved the Company’s 2005 stock option plan whereby the Company may grant options to its directors, consultants, and employees for up to 50,000 shares of common stock. The exercise price of each option equals the market price of the Company’s stock on the date of grant. Options vest over a three-year period, unless otherwise specified by the Board of Directors. All options have a 10-year term.

No options were granted during 2012, 2011 or 2010. The stock-based compensation expense is amortized over the vesting period. For the year ended December 31, 2012, the Company has recognized $ Nil (2011 and 2010 - $Nil) in stock-based compensation for stock options granted in 2005.

On March 21, 2011, 500 common stock purchase options were cancelled and returned to the 2005 Stock Option Plan for future issuance. All options had previously vested and been expensed, no additional compensation expense was recorded upon cancelation.

Because the Company’s common stock has traded sparsely on a public market, the expected volatility is based on comparable junior mining companies who granted similar term options. No options were granted in 2012, 2011 or 2010.

The following table sets forth a summary of options granted:

	Options Outstanding	Weighted Average Exercise Price
Balance, December 31, 2009	750	$25.00
Options cancelled – 2010	–	–
Balance, December 31, 2010	750	$25.00
Options cancelled – 2011	(500)	$25.00
Balance, December 31, 2011	250	$25.00
Options cancelled – 2012	–	–
Balance, December 31, 2012	250	$25.00

The following table summarizes information concerning outstanding and exercisable common stock options under the 2005 Plan at December 31, 2012:

Exercise Price	Options Outstanding	Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number of Options Exercisable

$ 25.00	250	2.8	$ 25.00	250

Management believes the aggregate intrinsic value of the stock options is negligible as the common shares have been sparsely traded.

As of December 31, 2012, there was $ Nil (2011 and 2010 - $ Nil) unrecognized compensation cost related to the outstanding options. None of the Company’s stock options outstanding were unvested as of December 31, 2012, 2011 or 2010 respectively.

c) Warrants

	Warrants	Weighted Average Exercise Price
Balance, December 31, 2009	311,634	$104.00
Warrants exercised	–	–
Balance, December 31, 2010	311,634	$104.00
Warrants exercised	–	–
Balance, December 31, 2011	311,634	$104.00
Warrants expired	(85,000)	–
Balance, December 31, 2012	226,634	$139.47

The following table lists the warrants outstanding at December 31, 2012. Each warrant is exchangeable for one common share.

Class	Number Outstanding	Number Vested	Exercise Price	Original Expiry Date	New Expiry Date (Note 5(a))
B	95,000	95,000	$146.00	Oct 30, 2011	Oct 30, 2013
C	95,000	95,000	$152.00	Oct 30, 2012	Oct 30, 2014
A	7,317	7,317	$25.00	Jan 27, 2011	Jan 27, 2013
B	7,317	7,317	$50.00	Jan 27, 2012	Jan 27, 2014
A	11,000	11,000	$100.00	Jun 16, 2011	Jun 16, 2014
B	11,000	11,000	$150.00	Jun 16, 2012	Jun 16, 2015
	226,634	226,634

6. INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
6. INCOME TAXES

The tax effects of temporary differences that give rise to the Company’s future income tax assets are as follows:

	December 31,
	2012	2011	2010
Tax loss carry-forwards	$142,000	136,000	126,000
Exploration expenditures	90,000	90,000	90,000
Valuation allowance	(232,000)	(226,000)	(216,000)
Future income tax asset (liability)	$–	$–	$–

The provision for income taxes differs from the amount estimated using the Canadian federal and provincial statutory income tax rates as follows:

	December 31,
	2012	2011	2010
Benefit at Canadian statutory rates	$(19,100)	(10,900)	$(8,100)

Effect of reduction in rate	1,000	800	900
Share based payments issued for exploration	12,100	–	–
Expiry of loss carry forwards	–	–	3,000
Increase (decrease) in valuation allowance	6,000	10,100	4,200
	$–	$–	$–

The Company evaluates its valuation allowance requirements based on projected future operations. When circumstances change and this causes a change in management’s judgment about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current income.

The Company has non-capital losses of approximately $560,000 expiring in various amounts from 2014 to 2031. The Company also has cumulative deferred exploration expenses of approximately $360,000 (2011 and 2010 –$360,000) to offset future taxable income.

7. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
7. SUBSEQUENT EVENTS	None.

2. SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
a) Cash and Cash Equivalents

a) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity of 90 days or less to be cash equivalents. As at December 31, 2012 and 2011, the Company did not have any cash equivalent balances.

b) GST Receivable

b) GST Receivable

The Company’s receivables arise from the general sales tax (“GST”) receivable due from Canadian government taxation authorities. GST receivable represents tax credits available to the Company when it pays GST tax on expenditures for normal operations. As of December 31, 2012, the Company had a GST tax receivable of $147 ($1,131 – 2011)

c) Mineral Property Payments and Exploration Costs

c) Mineral Property Payments and Exploration Costs

Exploration costs are expensed as incurred. Development costs are charged to the statement of loss until it has been established that a mineral deposit is commercially mineable and a production decision has been made by the Company to formulate a mining plan and develop a mine, at which point the costs subsequently incurred to develop the mine on the property prior to the start of mining operations are capitalized.

Mineral property acquisition costs are charged to the statement of loss until the viability of the mineral interest is determined. Reductions in the carrying value of a property would be recorded to the extent that the total carrying value of the mineral property exceeds its estimated fair value.

Where the Company has entered into option agreements for the acquisition of an interest in mineral properties which provides for periodic payments, amounts unpaid are not recorded as a liability since they are paid entirely at the Company’s option.

To December 31, 2012, all exploration and option payments have been charged to the statement of loss in accordance with the Company’s accounting policies.

d) Use of Estimates

d) Use of Estimates

The preparation of financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period. Actual results could differ from these estimates.

e) Foreign Currency Transactions

e) Foreign Currency Transactions

The Company’s functional currency is the Canadian dollar. Transactions in foreign currency, related to revenue and expenses, are translated into Canadian dollars at the transaction date exchange rate.

Gains and losses on foreign exchange are included in the Statement of Loss.

f) Stock-based compensation

f) Stock-based compensation

The Company maintains a stock option plan described in Note 5 under which it may grant stock options to employees, non-employee directors and consultants. The Company measures compensation cost for stock options issued under the plan at fair value and recognizes it as compensation expense over the service period for awards expected to vest. Share-based compensation expense is recognized for all share-based payment awards, net of an estimated forfeiture rate. Compensation cost is only recognized for those shares expected to vest on a straight-line basis over the requisite service period of the award.

g) Loss per Share

g) Loss per Share

The basic loss per share is calculated by dividing income available to common stockholders by the weighted average aggregate number of common shares outstanding during each period. The Company follows the “Treasury Stock Method” in calculating the diluted loss per common share. Under this method, any proceeds from the exercise of options and warrants are assumed to be used to purchase common shares at the average market price during the period. Common equivalent shares (consisting of shares issuable on the exercise of common stock options and warrants) totaling 226,884 for 2012, 311,884 in 2011 and 312,384 in 2010 respectively were not included in the computation of loss per share because the effect was anti-dilutive.

h) Income Taxes

h) Income Taxes

Future income taxes relate to the expected future tax consequences of differences between the carrying amount of balance sheet items and their corresponding tax values. Future tax assets are recognized only to the extent that, in the opinion of management, it is more likely than not that the net future income tax assets will be realized. Future income tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment or substantive enactment.

The Company evaluates its uncertain income tax positions and may record a liability for any unrecognized tax benefits resulting from uncertain tax positions and may record a liability for any unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in an income tax return. Estimated interest and penalties related to unrecognized tax benefits, if any, are recorded as a component of income tax expense on the statements of loss. No liability has been recorded for uncertain tax positions, or related interest or penalties as of December 31, 2012 and 2011. The Company's Canadian tax returns are open to examination by taxing authorities for the last four years

i) Fair value of financial instruments and risks

i) Fair value of financial instruments and risks

The carrying value of cash and cash equivalents, GST receivables, accounts payable and accrued expenses approximates fair value due to the short-term nature of these financial instruments. The fair value of bridge loan payable is not determinable based on the related party nature of the debt.

Liquidity Risk

Liquidity Risk

Liquidity risk is the risk that the Company is not able to meet its financial obligations as they fall due. The Company manages liquidity by maintaining its cash and cash equivalent balances available to meet its anticipated operational needs. At December 31, 2012, the Company had a cash and cash equivalent balance of $10,846 (2011 – $8,097) and current liabilities of $20,805 (2011 – $30,207) and a bridge loan from a related party for $20,655, which includes accrued interest. The Company believes that these sources will not be sufficient to cover the expected short- term cash requirements. Additionally, management anticipates that it will require up to approximately $345 ,000 to fund our continued operations for the next twelve months. We expect to continue to finance operations through the sale of equity.

j) Recently Released Accounting Pronouncements

j) Recently Released Accounting Pronouncements

The Company does not believe that there are any new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

2. SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Financial assets and liabilities
	Financial Assets		Financial Liabilities
	2012	2011	2012	2011

U.S. dollar	$–	$770	$9,973	$–

3. MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2012
Extractive Industries [Abstract]
Schedule of future expenditure relating to exploration and mining operations
Date	Cash Payments	Expenditures
	CDN	CDN
On or before May 26, 2013	$20,000	$100,000
On or before May 26, 2014	$20,000	$100,000
On or before May 26, 2015	$40,000	$200,000
On or before May 26, 2016	$60,000	$300,000
On or before May 26, 2017	$60,000	$300,000

5. SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Share-based Payment Award, Valuation Assumptions
Risk-free interest rate	4.26 to 4.29%
Dividend yield	Nil
Expected volatility	95 to 107%
Expected life of the warrants (in years)	5 to 6

Summary of options granted
	Options Outstanding	Weighted Average Exercise Price
Balance, December 31, 2009	750	$25.00
Options cancelled – 2010	–	–
Balance, December 31, 2010	750	$25.00
Options cancelled – 2011	(500)	$25.00
Balance, December 31, 2011	250	$25.00
Options cancelled – 2012	–	–
Balance, December 31, 2012	250	$25.00

Summary of outstanding and exercisable stock options
Exercise Price	Options Outstanding	Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number of Options Exercisable

$ 25.00	250	2.8	$ 25.00	250

Schedule of Warrants
	Warrants	Weighted Average Exercise Price
Balance, December 31, 2009	311,634	$104.00
Warrants exercised	–	–
Balance, December 31, 2010	311,634	$104.00
Warrants exercised	–	–
Balance, December 31, 2011	311,634	$104.00
Warrants expired	(85,000)	–
Balance, December 31, 2012	226,634	$139.47

Summary of Warrants outstanding
Class	Number Outstanding	Number Vested	Exercise Price	Original Expiry Date	New Expiry Date (Note 5(a))
B	95,000	95,000	$146.00	Oct 30, 2011	Oct 30, 2013
C	95,000	95,000	$152.00	Oct 30, 2012	Oct 30, 2014
A	7,317	7,317	$25.00	Jan 27, 2011	Jan 27, 2013
B	7,317	7,317	$50.00	Jan 27, 2012	Jan 27, 2014
A	11,000	11,000	$100.00	Jun 16, 2011	Jun 16, 2014
B	11,000	11,000	$150.00	Jun 16, 2012	Jun 16, 2015
	226,634	226,634

6. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Future income tax assets
	December 31,
	2012	2011	2010
Tax loss carry-forwards	$142,000	136,000	126,000
Exploration expenditures	90,000	90,000	90,000
Valuation allowance	(232,000)	(226,000)	(216,000)
Future income tax asset (liability)	$–	$–	$–

Schedule of Effective Income Tax Rate Reconciliation
	December 31,
	2012	2011	2010
Benefit at Canadian statutory rates	$(19,100)	(10,900)	$(8,100)

Effect of reduction in rate	1,000	800	900
Share based payments issued for exploration	12,100	–	–
Expiry of loss carry forwards	–	–	3,000
Increase (decrease) in valuation allowance	6,000	10,100	4,200
	$–	$–	$–

1. OPERATIONS (Details Narrative) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Operations Details Narrative
Cumulative losses	1,119,809	1,043,586

2. Financial assets and liabilities (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Financial Assets
U.S. dollar	0	770
Financial Liabilities
U.S. dollar	9,973	0

2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies Details Narrative
GST tax receivable	147	1,131
Anti-dilutive securities	226,884	311,884	312,384
Cash and cash equivalents	10,845	8,097	18,856	41,659
Current liabilities	20,805	30,207
Bridge loan payable to related party	20,655	20,255

3. Schedule of future expenditure relating to exploration and mining operations (Details) (CAD)	Dec. 31, 2012
Cash Payments
On or before May 26, 2013	20,000
On or before May 26, 2014	20,000
On or before May 26, 2015	40,000
On or before May 26, 2016	60,000
On or before May 26, 2017	60,000
Expenditures
On or before May 26, 2013	100,000
On or before May 26, 2014	100,000
On or before May 26, 2015	200,000
On or before May 26, 2016	300,000
On or before May 26, 2017	300,000

4. BRIDGE LOAN PAYABLE TO RELATED PARTY (Details Narrative) (CAD)	12 Months Ended
Dec. 31, 2012
Bridge Loan Payable To Related Party Details Narrative
Interest expense	400

5. Schedule of Share-based Payment Award, Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Risk-free interest rate, minimum	4.26%
Risk-free interest rate, maximum	4.29%
Dividend yield	0.00%
Expected volatility, minimum	95.00%
Expected volatility, maximum	107.00%
Expected life of the warrants (in years), minimum	5 years
Expected life of the warrants (in years), maximum	6 years

5. Summary of options granted (Details) (Stock Options, CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Options Outstanding, Beginning	250	750	750
Options cancelled		(500)
Options Outstanding, Ending	250	250	750
Weighted Average Exercise Price, Beginning	25	25	25
Weighted Average Exercise Price, Options cancelled		25
Weighted Average Exercise Price, Ending	25	25	25

5. Summary of outstanding and exercisable stock options (Details) (Stock Options, CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options
Exercise Price	25
Options Outstanding, Ending	250	250	750	750
Remaining Contractual Life (in years)	2 years 9 months 18 days
Weighted Average Exercise Price, Ending	25	25	25	25
Number of Options Exercisable	250

5. Schedule of Warrants (Details) (Warrants, CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants
Options Outstanding, Beginning	311,634	311,634	311,634
Options cancelled	(85,000)
Options Outstanding, Ending	226,634	311,634	311,634
Weighted Average Exercise Price, Beginning	104	104	104
Weighted Average Exercise Price, Options cancelled
Weighted Average Exercise Price, Ending	139.47	104	104

6. Future income tax assets (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Tax loss carry-forwards	142,000	136,000	126,000
Exploration expenditures	90,000	90,000	90,000
Valuation allowance	(232,000)	(226,000)	(216,000)
Future income tax asset (liability)	0	0	0

6. Schedule of Effective Income Tax Rate Reconciliation (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Benefit at Canadian statutory rates	(19,100)	(10,900)	(8,100)
Effect of reduction in rate	1,000	800	900
Share based payments issued for exploration	12,100
Expiry of loss carry forwards			3,000
Increase (decrease) in valuation allowance	6,000	10,100	4,200
Income Tax Expense (Benefit), Continuing Operations	0	0	0

6. INCOME TAXES (Details Narrative) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details Narrative
Non-capital losses carryforward	560,000
Non-capital losses expiration period	Non-capital losses expires in various amounts from 2014 to 2031.
Deferred exploration expenses	360,000	360,000	360,000